Note 16 - Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Interest Finance Costs [Table Text Block]
	Years ended December 31,
	2015	2016	2017
Interest expense	$45,070	$49,880	$55,925
Swap effect	31,800	20,237	11,393
Amortization and write-off of financing costs	1,896	2,613	2,236
Commitment fees	600	75	30
Bank charges and other financing costs	265	3	256
	$79,631	$72,808	$69,840